Revision of Prior-Period Financial Statements - CONSOLIDATED INCOME STATEMENT (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenue					$ 5,906	$ 5,501
Operating expenses					(4,413)	(4,131)
Operating profit					1,199	780
Income before tax and equity method investments					971	533
Share of post-tax losses in equity method investments					(599)	(233)
Tax benefit (expense)					1,198	(136)
(Loss) earnings from continuing operations					1,570	164
Net earnings					1,564	4,023
Earnings attributable to common shareholders					$ 1,564	$ 3,933
Basic (loss) earnings per share from continuing operations					$ 3.13	$ 0.25
Basic earnings per share					3.12	5.89
Diluted (loss) earnings per share from continuing operations					3.12	0.24
Diluted earnings per share					$ 3.11	$ 5.88
As Reported
Statement [Line Items]
Revenue			$ 1,519			$ 5,501
Operating expenses			(1,230)			(4,131)
Operating profit			146			780
Income before tax and equity method investments			130			533
Share of post-tax losses in equity method investments	$ (126)	$ (97)	(217)	$ (223)		(212)
Tax benefit (expense)	(50)	(5)	11	(55)		(141)
(Loss) earnings from continuing operations	216	126	(76)	342		180
Net earnings	189	116	3,402	305		4,039
Earnings attributable to common shareholders	$ 189	$ 116	$ 3,402	$ 305		$ 3,949
Basic (loss) earnings per share from continuing operations	$ 0.43	$ 0.25	$ (0.14)	$ 0.68		$ 0.27
Basic earnings per share	0.38	0.23	6.18	0.60		5.91
Diluted (loss) earnings per share from continuing operations	0.43	0.25	(0.14)	0.68		0.27
Diluted earnings per share	$ 0.37	$ 0.23	$ 6.18	$ 0.60		$ 5.91
Revision
Statement [Line Items]
Revenue			$ 8
Operating expenses			(19)
Operating profit			(11)
Income before tax and equity method investments			(11)
Share of post-tax losses in equity method investments	$ (12)	$ (16)	(21)	$ (28)		$ (21)
Tax benefit (expense)	3	4	5	7		5
(Loss) earnings from continuing operations	(9)	(12)	(27)	(21)		(16)
Net earnings	(9)	(12)	(27)	(21)		(16)
Earnings attributable to common shareholders	$ (9)	$ (12)	$ (27)	$ (21)		$ (16)
Basic (loss) earnings per share from continuing operations	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.04)		$ (0.02)
Basic earnings per share	(0.02)	(0.02)	(0.05)	(0.04)		(0.02)
Diluted (loss) earnings per share from continuing operations	(0.02)	(0.03)	(0.05)	(0.04)		(0.03)
Diluted earnings per share	$ (0.01)	$ (0.03)	$ (0.05)	$ (0.04)		$ (0.03)
As Revised
Statement [Line Items]
Revenue			$ 1,527			$ 5,501
Operating expenses			(1,249)			(4,131)
Operating profit			135			780
Income before tax and equity method investments			119			533
Share of post-tax losses in equity method investments	$ (138)	$ (113)	(238)	$ (251)		(233)
Tax benefit (expense)	(47)	(1)	16	(48)		(136)
(Loss) earnings from continuing operations	207	114	(103)	321		164
Net earnings	180	104	3,375	284		4,023
Earnings attributable to common shareholders	$ 180	$ 104	$ 3,375	$ 284		$ 3,933
Basic (loss) earnings per share from continuing operations	$ 0.41	$ 0.23	$ (0.19)	$ 0.64		$ 0.25
Basic earnings per share	0.36	0.21	6.13	0.56		5.89
Diluted (loss) earnings per share from continuing operations	0.41	0.22	(0.19)	0.64		0.24
Diluted earnings per share	$ 0.36	$ 0.20	$ 6.13	$ 0.56		$ 5.88